Called up share capital (Details) - GBP (£)		6 Months Ended
		Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021
Beginning Balance, equity		£ 70,041,000,000	[1]	£ 68,056,000,000	[2]	£ 66,882,000,000	[2]
Issue of shares under employee share schemes		450,000,000		(19,000,000)		314,000,000	[2]
Repurchase of shares		(432,000,000)		(500,000,000)		(700,000,000)	[2]
Ending Balance, equity		70,596,000,000		70,041,000,000	[1]	68,056,000,000	[2]
Share premium
Beginning Balance, equity		348,000,000
Issue of shares under employee share schemes		27,000,000
Ending Balance, equity		375,000,000		348,000,000
Total share capital and share premium
Beginning Balance, equity		4,536,000,000	[3]	4,568,000,000	[3],[4]	4,637,000,000	[4]
Issue of shares under employee share schemes		33,000,000	[3]	35,000,000	[3]	25,000,000	[4]
Repurchase of shares		(61,000,000)	[3]	(67,000,000)	[3]	(94,000,000)	[4]
Ending Balance, equity	[3]	4,508,000,000		4,536,000,000		£ 4,568,000,000	[4]
Ordinary share capital
Beginning Balance, equity		4,188,000,000
Issue of shares under employee share schemes		6,000,000
Repurchase of shares		(61,000,000)
Ending Balance, equity		£ 4,133,000,000		£ 4,188,000,000

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[3]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 90.
[4]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 91.